Consolidated Statements of Income (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Self-storage rental income	$ 601,779	$ 569,193	$ 1,153,255	$ 1,150,018
Ancillary operating revenue	51,228	46,830	107,192	92,217
Interest and other income	0	14	9	28
TOTAL	653,007	616,037	1,260,456	1,242,263
EXPENSES:
Depreciation	5,915	7,640	19,184	11,263
Operating	328,951	302,526	592,081	574,735
General and administrative	95,142	75,527	190,018	192,735
General partners' incentive management fee	19,007	20,927	36,446	41,854
Property management fee	33,288	30,580	66,663	63,326
Total	482,303	437,200	904,392	883,913
NET INCOME	170,704	178,837	356,064	358,350
LESS: net income attributable to the non-controlling interest	22,013	12,974	36,140	30,048
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP	148,691	165,863	319,924	328,302
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP ALLOCATED TO:
General partners	1,487	1,659	3,199	3,283
Limited partners	147,204	164,204	316,725	325,019
TOTAL	$ 148,691	$ 165,863	$ 319,924	$ 328,302
Weighted average limited partnership units outstanding	30,693	30,693	30,693	30,693
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 4.8	$ 5.35	$ 10.32	$ 10.59